OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2015
OTHER INCOME, NET
Schedule of other income, net

	Year ended	Year ended	Year ended
	December 31, 2013	December 31, 2014	December 31, 2015

Reimbursement from depository bank related to ADR program	240,470	92,144	117,349
Sub-lease income	317,915	276,895	75,313
Gain on derecognition of long-aged operating liabilities	2,938,250	206,533	13,891
Government subsidies	1,484,789	135,265	—
Provision for Seed Music receivable (related party)	(980,000)	—	—
Other	99,615	35,121	(3,971)

Total	4,101,039	745,958	202,582